CONSOLIDATED BALANCE SHEETS PARENTHETICALS (USD $)	Jun. 30, 2014	Dec. 31, 2013
Parentheticals
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	20,000,000	20,000,000
Preferred Stock, shares Undesignated	10,000,000	10,000,000
Preferred Stock Series A Convertible, Shares designated	10,000,000	10,000,000
Preferred Stock, shares Issued Series A	10,000,000	10,000,000
Preferred Stock, shares outstanding Series A	10,000,000	10,000,000
Preferred Stock Series B, par Value	$ 0.001	$ 0.001
Preferred Stock Series B, shares authorized	10,000,000	10,000,000
Preferred Stock Series B, shares Undesignated		0
Preferred Stock Series B Convertible , shares designated	10,000,000	10,000,000
Preferred Stock, shares issued Series B	1,500,000	1,500,000
Preferred Stock, shares outstanding Series B	1,500,000	1,500,000
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	500,000,000	500,000,000
Common Stock, shares issued	89,966,809	82,400,142
Common Stock, shares outstanding	89,966,809	82,400,142